ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business

On July 27, 2016, Atlas Critical Minerals Corporation (“Atlas Critical Minerals”, the “Company”, “we”, “us”, or “our” refer to Atlas Critical Minerals Corporation and its consolidated subsidiaries) was incorporated as Jupiter Gold Corporation (“Jupiter Gold”) under the laws of the Republic of the Marshall Islands. Concurrently, Atlas Lithium Corporation (“Atlas Lithium”), a Nevada corporation, exchanged its 99.99% ownership in Mineração Jupiter Ltda (“MJL”), a Brazilian company, for 4,000,000 shares of Jupiter Gold’s common stock. Atlas Lithium held a 20.16% common stock position is our capital structure as of June 30, 2026. We trade under the symbol “ATCX” on the Nasdaq Capital Market (“Nasdaq”).

On January 8, 2026, we successfully completed an underwritten public offering of 1,200,000 shares of our common stock at an offering price of US$ 8.00 per share. In addition, the underwriters fully exercised their over-allotment option, contributing an additional 180,000 shares to the total offering, resulting in total gross proceeds to us of approximately US$ 11.0 million, before deducting underwriting discounts and offering expenses.

Concurrently with the offering, we received approval for the listing of its common shares on the Nasdaq Capital Market. Our common stock commenced trading on Nasdaq on January 9, 2026, under the ticker symbol “ATCX”.

Our mineral properties are in exploration or pre-exploration phases except for the following:

● Rio Piracicaba Iron Ore Project: located in the Iron Ore Quadrangle region of Minas Gerais state, this mineral right is fully permitted for an open pit mine operation and a dry processing facility. As of November 2025, we entered into a lease agreement with a third party (the lessee) by which the lessee is responsible for the mining activities and pays us an amount for each tonne of raw iron mined. Such iron ore operations started on November 28, 2025 and resulted in net revenues to us of $74,386 during the six-month period ended June 30, 2026.

● Quartzite Project: located in Minas Gerais state. In 2024, operations were started, and we produced and sold both quartzite blocks and beneficiated slabs to clients located both in Brazil and abroad. Net revenues generated during the six-month period ended June 30, 2026 were nil, compared to $56,980 for the corresponding period in 2025 because the quartzite operations were stopped to address certain operational issues and are currently planned to resume during the first quarter of 2027.

Segment reporting

We have one reportable segment: mining. The mining segment derives revenue in Brazil by mining, beneficiating and selling material mined from our mineral rights. To date, we have generated revenue solely from two projects: Rio Piracicaba Iron Ore Project and Quartzite Project. Our other mineral properties are in pre-exploration and exploration phase.

The accounting policies of the mining segment are the same as those described in the summary of significant accounting policies.

The chief operating decision maker (CODM) of the mining segment is our chief executive officer. The CODM regularly reviews the revenue, significant expenses categories, including exploration and evaluation costs, and general and administrative expenses.

Total segment assets as of June 30, 2026, were $8,407,422, primarily consisting of cash and cash equivalents ($5,536,422) and mineral rights ($1,629,786). These assets are considered by the CODM in decision-making, including resource allocation, based on the development and exploration plans for each of our properties.

The CODM uses the gross profit of the reportable segment, presented on our consolidated statements of operation, as the only profit and loss measure for the decision-making process for the allocation of resources.

All of our revenue and long-lived assets are located in Brazil. For the six-month period ended June 30, 2026, we had one customer accounting for 100% of our revenue.

Basis of Presentation and Principles of Consolidation

The unaudited interim financial information presented in the financial statements for the six-month periods ended June 30, 2026 and 2025 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), consistent in all material respects with those applied in our Annual Report on Form 20-F for the year ended December 31, 2025 (“2025 Form 20-F”) and are expressed in United States dollars. The information included in these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in our 2025 Form 20-F. For the period ended June 30, 2026 the condensed consolidated financial statements include the accounts of the Company, its 99.99% directly-owned subsidiary, Mineração Jupiter Ltda, its 100% directly-owned subsidiary Mineração Apollo Ltda, and its 99.99% indirectly-owned subsidiaries Mineração Duas Barras Ltda and RST Recursos Minerais Ltda.

All material intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results may differ materially from those estimates.

Foreign Currency

Until December 31, 2025, the functional currency of our Brazilian subsidiaries was the Brazilian Real, as it represented the primary economic environment in which those subsidiaries operated. Assets and liabilities were translated into U.S. Dollars for consolidation purposes, and the resulting translation adjustments were recorded as a component of Accumulated Other Comprehensive Income (“AOCI”).

Effective January 1, 2026, management concluded that the U.S. Dollar became the functional currency of our Brazilian subsidiaries based on changes in the underlying economic facts and circumstances affecting their operations and financing activities. In particular, following our listing on the Nasdaq, we gained access to U.S. capital markets and expect to fund future capital requirements primarily through U.S. Dollar-denominated financing. Accordingly, management determined that the U.S. Dollar became the currency of the primary economic environment in which we operate.

In accordance with Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters, the change in functional currency was accounted for prospectively beginning on January 1, 2026. Accordingly:

●	monetary assets and liabilities were remeasured using exchange rates in effect as of the date of the change in functional currency;

●	non-monetary assets and liabilities, including related depreciation and amortization, continue to be carried using the historical exchange rates established as of the date the new functional currency was adopted; and

●	cumulative translation adjustments previously recorded in Accumulated Other Comprehensive Income (“AOCI”) remain in equity until the related foreign entities are substantially or completely liquidated.

Recent Accounting Pronouncements

We have implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements other than those described in our 2025 Form 20-F that have been issued that are expected have a material impact on its financial position or results of operations.